IMPAIRMENT OF NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Impairment of Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

		Capitalized			Technology,	Other
(amounts in millions)	Goodwill	development	Customer		software	intangible
	(Note 27)	costs	relationships	Licenses	and ERP	assets	Total
Net book value as at March 31, 2020	$1,085.3	$249.5	$312.0	$308.7	$78.9	$22.1	$2,056.5
Additions – internal development	—	48.6	—	—	6.9	—	55.5
Additions – acquired separately	—	—	—	—	—	0.5	0.5
Additions – business combinations (Note 3)	169.0	—	47.9	—	2.9	—	219.8
Amortization	—	(44.6)	(29.7)	(17.6)	(14.7)	(2.7)	(109.3)
Impairment	—	(41.4)	(9.3)	—	—	(1.1)	(51.8)
Transfers and others	—	5.3	(0.9)	(0.9)	(1.4)	0.4	2.5
Foreign currency exchange differences	(81.1)	(1.7)	(22.5)	(10.8)	(1.1)	(0.7)	(117.9)
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$71.5	$18.5	$2,055.8
Additions – internal development	—	55.6	—	—	35.0	—	90.6
Additions – business combinations (Note 3)	1,316.8	2.2	323.7	—	169.7	—	1,812.4
Amortization	—	(32.7)	(40.7)	(16.0)	(18.3)	(1.8)	(109.5)
Impairment	—	(4.2)	—	—	—	—	(4.2)
Cloud computing transition adjustment (Note 5)	—	—	—	—	(13.4)	—	(13.4)
Transfers and others	—	(2.1)	(0.1)	(0.1)	0.4	—	(1.9)
Foreign currency exchange differences	(25.7)	(0.1)	(5.4)	(0.5)	(1.2)	(0.6)	(33.5)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3

		Capitalized			Technology,	Other
	Goodwill	development	Customer		software	intangible
	(Note 27)	costs	relationships	Licenses	and ERP	assets	Total
Cost	$1,210.7	$433.6	$482.6	$313.6	$257.8	$52.4	$2,750.7
Accumulated amortization and impairment	(37.5)	(217.9)	(185.1)	(34.2)	(186.3)	(33.9)	(694.9)
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$71.5	$18.5	$2,055.8
Cost	$2,501.8	$480.9	$794.7	$312.8	$445.4	$51.1	$4,586.7
Accumulated amortization and impairment	(37.5)	(246.5)	(219.7)	(50.0)	(201.7)	(35.0)	(790.4)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

		Defense
	Civil Aviation	and Security	Healthcare	Total
Net book value as at March 31, 2020	$667.3	$300.7	$117.3	$1,085.3
Business combinations (Note 3)	169.0	—	—	169.0
Foreign currency exchange differences	(47.1)	(21.4)	(12.6)	(81.1)
Net book value as at March 31, 2021	$789.2	$279.3	$104.7	$1,173.2
Business combinations (Note 3)	283.4	1,025.6	7.8	1,316.8
Foreign currency exchange differences	(25.8)	0.9	(0.8)	(25.7)
Net book value as at March 31, 2022	$1,046.8	$1,305.8	$111.7	$2,464.3